Financial Instruments and Related Risk Management - Summary of Available Credit Facilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Amount Outstanding and Committed	$ 391	$ 730
Uncommitted revolving demand facility [member]
Disclosure of detailed information about borrowings [line items]
Total Amount	500
Amount Available	500
Accounts receivable securitization [member]
Disclosure of detailed information about borrowings [line items]
Amount Available	500
Liquidity risk [member] | Unsecured revolving term credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total Amount	4,500
Amount Outstanding and Committed	391
Amount Available	4,109
Liquidity risk [member] | Uncommitted revolving demand facility [member]
Disclosure of detailed information about borrowings [line items]
Total Amount	500
Amount Available	500
Liquidity risk [member] | Accounts receivable securitization [member]
Disclosure of detailed information about borrowings [line items]
Total Amount	500
Amount Available	500
Liquidity risk [member] | Other credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total Amount	520
Amount Outstanding and Committed	238
Amount Available	$ 282